Financial Instruments and Financial Risk Management - Summary of Movements in Financing Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		$ 3,805,412	[1]	$ 119,318
Cash movement		(58,337)		1,197,234
Early conversion of February 2020 Notes		(631,629)
Foreign exchange movement		(8,110)		4,539
Finance costs		76,775		48,608
Fair value changes & other		(1,581,369)		2,435,713
Ending balance		1,602,742		3,805,412	[1]
Borrowings - Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		191,403	[1]	119,318
Cash movement		(35,388)		(25,808)
Foreign exchange movement		(8,111)		4,539
Finance costs		9,137		6,757
Fair value changes & other		57,468		86,597
Ending balance		214,509		191,403	[1]
Non-Current Borrowings - Convertible Notes
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	[1]	617,789
Cash movement		(22,949)		1,223,042	[1]
Early conversion of February 2020 Notes		(146,673)
Bifurcation of embedded derivative	[1]			(641,448)
Finance costs		67,638		41,851	[1]
Fair value changes & other	[1]			(5,656)
Ending balance		515,805		617,789	[1]
Borrowings-Related Derivative Financial Instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	[1]	2,996,220
Early conversion of February 2020 Notes		(484,956)
Bifurcation of embedded derivative				641,448
Foreign exchange movement		1
Fair value changes & other		(1,638,837)		2,354,772
Ending balance		$ 872,428		$ 2,996,220	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.